SUBSEQUENT EVENTS	9 Months Ended	12 Months Ended
	Jul. 31, 2023	Oct. 31, 2022
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 11 – SUBSEQUENT EVENTS

Subsequent to the quarter ended July 31, 2023, the Company sold 10,500 shares of common stock for cash totaling $10,500. The shares were sold pursuant to Regulation A.

On August 28, 2023, the Company entered into a Purchase and Sale Agreement (the “PSA”) with TCF Elrod, LLC (the “Seller”). Pursuant to the PSA, the Company agreed to purchase property located in Harris County, Texas, including real property, improvements, development rights, and a lease. The purchase price for the property is $10,800,000. The Company paid a non-refundable earnest money deposit of $100,000, which will be applied towards the purchase price if the sale proceeds as planned. If specific conditions in the PSA are not met, the Company has the option to terminate the PSA within 30 days from the signature date, and the earnest money deposit will be returned by the Seller to the Company.

Note 9 – Subsequent Events

Subsequent to October 31, 2022, the Company entered into Stock Subscription Agreements with Donald Owens, the Company’s Chairman of the Board of Directors, (“purchaser”) whereby the Company privately sold a total of 275,000,000 shares of its common stock, $0.001 par value per share, (“common stock”) for a cash purchase price of $275,000. The purchaser is an “accredited investors (under Rule 506 (b) of Regulation D under the Securities Act of 1933, as amended). The $275,000 in proceeds from the sale of common stock will be used for operating capital. The shares are ‘restricted securities’ under Rule 144 of the Securities Act.

Subsequent to October 31, 2022, the Company entered into a Stock Subscription Agreement with William Parker, a member of the Company’s Board of Directors, (“purchaser”) whereby the Company privately sold a total of 5,000,000 shares of its common stock, $0.001 par value per share, (“common stock”) for a cash purchase price of $5,000. The purchaser is an “accredited investors (under Rule 506 (b) of Regulation D under the Securities Act of 1933, as amended). The $5,000 in proceeds from the sale of common stock will be used for operating capital. The shares are ‘restricted securities’ under Rule 144 of the Securities Act.

Subsequent to October 31, 2022, the Company entered into a Stock Subscription Agreement with Hossein Haririnia, the Company’s Treasurer and member of the Board of Directors, (“purchaser”) whereby the Company privately sold a total of 2,000,000 shares of its common stock, $0.001 par value per share, (“common stock”) for a cash purchase price of $2,000. The purchaser is an “accredited investors (under Rule 506 (b) of Regulation D under the Securities Act of 1933, as amended). The $2,000 in proceeds from the sale of common stock will be used for operating capital. The shares are ‘restricted securities’ under Rule 144 of the Securities Act.

The Company agreed to issue 20,000,000 shares of its common stock for settlement of the $20,000 note payable dated November 19, 2021 to HNO Green Fuels. The note matured on December 19, 2022 and was settled in full on December 26, 2022 with the issuance of these shares. The shares are ‘restricted securities’ under Rule 144 and the issuance of the shares was made in reliance upon the exemption provided in Section 4(a)(2) of the Securities Act of 1933, as amended.

On January 2, 2023, the Company’s Board of Directors approved the issuance of 2,025,000 shares of our common stock in exchange for services rendered to the Company. The shares are ‘restricted securities’ under Rule 144 and the issuance of the shares was made in reliance upon the exemption provided in Section 4(a)(2) of the Securities Act of 1933, as amended.

On January 4, 2023, the Board of Directors and a majority of the Company’s stockholders approved the proposal to increase the number of shares of capital stock that the Company is authorized to issue to 1,000,000,000. On January 6, 2023, the Company filed a Certificate of Amendment to the Articles of Incorporation with the Secretary of State of Nevada to increase the total authorized capital from 510,000,000 shares to 1,000,000,000 shares consisting of 985,000,000 shares of common stock, par value $0.001, and 15,000,000 shares of preferred stock, par value $0.001.

On January 24, 2023, the Company took a step in creating an intellectual property portfolio by entering into a Patent Purchase Agreement with Donald Owens, the Company's Chairman of the Board of Directors.

Under the terms of the Patent Agreement, Mr. Owens agreed to sell to the Company the patents listed in the table below, in exchange for the issuance of 5,000,000 shares of the Company's Series A Preferred Stock. These patents are related to hydrogen supplemental systems for on-demand hydrogen generation for internal combustion engines and a method and apparatus for increasing combustion efficiency and reducing particulate matter emissions in jet engines.

Please find the details of the patents acquired in the table below:

COUNTRY	APPLN NO	Patent Number	TITLE	STATUS
US	13/844,267	8,757,107	HYDROGEN SUPPLEMENTAL SYSTEM FOR ON-DEMAND HYDROGEN GENERATION FOR INTERNAL COMBUSTION ENGINES	Issued
US	13/922,351	9,453,457	HYDROGEN SUPPLEMENTAL SYSTEM FOR ON-DEMAND HYDROGEN GENERATION FOR INTERNAL COMBUSTION ENGINES	Issued
US	14/016,388	9,476,357	METHOD AND APPARATUS FOR INCREASING COMBUSTION EFFICIENCY AND REDUCING PARTICULATE MATTER EMISSIONS IN JET ENGINES	Issued
US	14/326,801	9,267,468	HYDROGEN SUPPLEMENTAL SYSTEM FOR ON-DEMAND HYDROGEN GENERATION FOR INTERNAL COMBUSTION ENGINES	Issued
US	17/047,041	10,920,717	HYDROGEN PRODUCING SYSTEM AND DEVICE FOR IMPROVING FUEL EFFICIENCY AND REDUCING EMISSIONS OF INTERNAL COMBUSTION AND/OR DIESEL ENGINES	Issued
AUSTRALIA	2019405749	2019405749	HYDROGEN PRODUCING SYSTEM AND DEVICE FOR IMPROVING FUEL EFFICIENCY AND REDUCING EMISSIONS OF INTERNAL COMBUSTION AND/OR DIESEL ENGINES	Issued
CHINA	201980092511.1		HYDROGEN PRODUCING SYSTEM AND DEVICE FOR IMPROVING FUEL EFFICIENCY	Pending
EUROPE	19900413.6.		HYDROGEN PRODUCING SYSTEM AND DEVICE FOR IMPROVING FUEL EFFICIENCY	Pending
JAPAN	2021-535288		HYDROGEN PRODUCING SYSTEM AND DEVICE FOR IMPROVING FUEL EFFICIENCY	Pending